ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
31.	ADDITIONAL INFORMATION—CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company's investments in its subsidiaries under the equity method of accounting. Such investment is presented on separate condensed balance sheets of the Company as "Investments in subsidiaries " and the Company's shares of the profit or loss of subsidiaries are presented as "Share of (loss) / income from subsidiaries" in the statements of operations.

The Company completed the Share Exchange with the then existing shareholders of Paker, the holding company of its subsidiaries, on December 16, 2008 (Note 21). Upon completion, Paker becomes a wholly-owned subsidiary of the Company. The Share Exchange was accounted for as a recapitalization of the Company, as such, the separate condensed financial statements of the Company are presented as if the current corporate structure has been in existence since the beginning of the years presented.

The Company did not have any significant commitment, long term obligation, or guarantees as of December 31, 2010 and 2011.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

Condensed statements of operations:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(Note 2 (aj))
Net revenues	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Total operating expenses	(25,388,252)	(5,867,589)	(7,319,613)	(1,162,969)

Loss from operations	(25,388,252)	(5,867,589)	(7,319,613)	(1,162,969)
Convertible senior notes issuance costs	—	—	(24,463,052)	(3,886,788)
Share of income from subsidiaries	124,566,024	884,060,266	26,457,224	4,203,630
Interest income/(expense), net	—	1,342	(19,844,874)	(3,153,033)
Exchange gain/(loss)	—	291,950	(1,204,936)	(191,445)
Other expense	(168,839)	3,332,320	(29,637)	(4,709)
Change in fair value of embedded derivative	(13,599,301)	54,938	—	—
Change in fair value of convertible senior notes and capped call option	—	—	299,747,707	47,625,114
Income before income tax expenses	85,409,632	881,873,227	273,342,819	43,429,800
Income tax expenses	—	—	—	—
Net income for the year	85,409,632	881,873,227	273,342,819	43,429,800
Series A Redeemable Convertible Preferred Shares accretion	(31,832,994)	(13,433,242)	—	—
Series B Redeemable Convertible Preferred Shares accretion	(42,301,594)	(17,479,734)	—	—
Deemed dividend to a preferred shareholder	(8,015,089)	—	—	—
Allocation to preferred shareholders	(40,422,944)	(15,156,606)	—	—

Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	(37,162,989)	835,803,645	273,342,819	43,429,800

Condensed balance sheets:

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	USD
			(Note 2 (aj))
ASSETS
Current assets:
Cash and cash equivalents	9,084,131	17,279,974	2,745,511
Due from subsidiaries	1,662,280	583,271,399	92,672,492
Other current assets	4,324,372	33,681,614	5,351,470
Total current assets	15,070,783	634,232,987	100,769,473
Investments in subsidiaries	2,677,016,021	2,703,338,634	429,517,252
Capped call option	-	16,408,445	2,607,039
Total assets	2,692,086,804	3,353,980,066	532,893,764

LIABILITIES
Current liabilities:
Due to subsidiaries	20,896,567	65,331,777	10,380,173
Other current liabilities	5,988,361	5,680,539	902,547
Total current liabilities	26,884,928	71,012,316	11,282,720
Convertible senior notes	-	387,777,235	61,611,598
Total liabilities	26,884,928	458,789,551	72,894,318
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 95,078,242 and 89,435,058 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	13,832	13,200	2,097
Additional paid-in capital	1,542,089,341	1,507,224,827	239,473,908
Treasury stock	—	(8,354,423)	(1,327,384)
Retained earnings	1,123,098,703	1,396,441,522	221,872,213
Accumulated other comprehensive loss	—	(134,611)	(21,388)
Total Shareholders' Equity	2,665,201,876	2,895,190,515	459,999,446

Total liabilities and shareholders' equity	2,692,086,804	3,353,980,066	532,893,764

The balance due from subsidiaries represented the expenses paid on behalf by the Company to its subsidiaries.

Other current assets mainly represented the prepaid insurance premium, prepaid rent and other miscellaneous expenses.

The balance due to subsidiaries represented the professional service fees paid by Jiangxi Jinko.

Other current liabilities represented accrual for unpaid professional service fees.

The Company has long term obligations arising from the issuance of Convertible Senior Notes due in May 15, 2016 (See Note 20 of the notes to the consolidated financial statements).

Condensed statements of cash flows:

	For the years ended
	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(Note 2 (aj))
Cash flows from operating activities:
Net income	85,409,632	881,873,227	273,342,819	43,429,800
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of embedded derivatives	13,599,301	(54,938)	—	—
Change in fair value of convertible senior notes	—	—	(398,030,217)	(63,240,633)
Change in fair value of capped call option	—	—	98,282,510	15,615,518
Non-cash compensation to ordinary shareholders/employees	20,889,414	—	—	—
Share of income from subsidiaries	(124,566,024)	(884,060,266)	(26,457,224)	(4,203,630)
Exchange (gain)/loss	—	(291,950)	1,204,936	191,445
Changes in operating assets and liabilities:
Increase in due from subsidiaries	—	(1,662,280)	(571,729,995)	(90,838,749)
Decrease/(increase) in other current assets	(7,120,006)	2,795,634	(29,357,242)	(4,664,396)
Increase in due to a subsidiary	7,308,623	16,417,507	44,435,210	7,060,044
(Decrease)/increase in other current liabilities	4,479,060	(886,756)	(19,959,953)	(3,171,316)
Net cash from/(used in) operating activities	—	14,130,178	(628,269,156)	(99,821,917)

Cash flows from investing activities:
Investments in subsidiaries	—	(821,266,865)	—	—
Net cash used in investing activities	—	(821,266,865)	—	—

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	—	814,286,284	—	—
Proceeds from exercise of share options	—	2,076,090	3,759,081	597,258
Proceeds from issuance of convertible senior notes	—	—	812,525,000	129,097,221
Repurchase of convertible senior notes	—	—	(5,222,773)	(829,815)
Cash paid for capped call option	—	—	(117,003,600)	(18,590,000)
Repurchase of common stock	—	—	(56,857,774)	(9,033,790)
Net cash provided by financing activities	—	816,362,374	637,199,934	101,240,874
Effect of foreign exchange rate changes on cash	—	(141,556)	(734,935)	(116,769)
Net increase in cash	—	9,084,131	8,195,843	1,302,188
Cash and cash equivalents, beginning of year	—	—	9,084,131	1,443,323
Cash and cash equivalents, end of year	—	9,084,131	17,279,974	2,745,511